Income taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income taxes

22 Income taxes

Income taxes comprises current and deferred taxes. It is recognized in profit or loss except to the extent that it relates to items directly recognized in other comprehensive income.

22.1 Current income taxes

Current income taxes comprise the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted at the reporting date. Current tax also includes any tax arising from dividends. Current tax assets and liabilities are offset only if certain criteria are met.

As of December 31, 2022, the amount presented as recoverable income taxes under current assets is R$392,062 (2021: R$1,189,812) and non-current assets is R$252,995 (2021: R$230,069). In 2021: R$984.4 million refers to taxes recoverable at Braskem America arising from the tax program offered by the U.S. government, for aid and support to U.S. companies in response to the economic impacts of Covid-19.

(a) Exclusion of inflation adjustment by Selic (economy´s basic interest rate) on undue tax payments from taxable income

In July 2010, Braskem and the merged companies in previous years, filed lawsuits claiming exception from the levying of Brazilian income taxes (hereinafter “IR/CSL”) on amounts they received as interest on late payment, since they do not represent any equity increase. On September 24, 2021, through Special Appeal 1.603.187, the Federal Supreme Court (“STF”) stated that “the levying of IR/CSL on amounts updated by the Selic rate, received due to repetition of undue tax payments, is unconstitutional.”

Braskem benefited from this decision in the amount of R$540 million reduction in income taxes calculated until 2022 (R$501 million until 2021). In 2021, deferred tax assets amounting to R$68 million were recognized for the periods in which tax losses increased.

(b) Exemption of IR/CSL on ICMS tax incentives and benefits

In October 2021, the Company obtained a preliminary injunction to exclude the ICMS tax incentives and benefits applicable to its operations, granted by the governments of States and the Federal District, from the income tax calculation base as from 2021. Since it is an uncertain tax treatment, as of December 31, 2021, it remains booked in the balance sheet as income taxes payable.

In August 2022, a judgment was rendered restricting relief only to presumed ICMS credits. Accordingly, the amount related to ICMS tax incentives and benefits was paid amounting to R$1,038,255.

(c) Use of tax losses in Braskem Idesa

Mexico’s federal revenue service (“SAT”) has been questioning Braskem Idesa and Braskem SOFOM about the criteria and assumptions adopted in the calculation of income tax. With the intermediation from the Taxpayer Defense Attorney of Mexico (“Prodecon”), on February 3, 2023, Braskem Idesa and Braskem SOFOM signed an agreement, in which Braskem Sofom agreed to settle the income taxes proposed by SAT and Braskem Idesa reviewed the accrued tax losses in certain periods, resulting in a reduction in deferred tax credits of R$892 million, with a corresponding entry under deferred income tax expense.

(d) Reconciliation of effective tax rate

		2022	2021	2020

Profit (loss) before income taxes		47,344	17,961,023	(9,683,784)

Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)		(16,097)	(6,106,748)	3,292,487

Permanent adjustments to income taxes calculation basis
Income taxes on equity in results of investees		11,849	1,578	6,595
Thin capitalization	(i)	(359,598)	(6,628)	(695,741)
Tax benefits (Sudene and PAT)		-	137,338	-
Reduction of tax loss	22.1(c)	(891,669)		-
Effect of the refund of Braskem America´s tax benefit				(737,841)
Different jurisdictional taxes rates for companies abroad and tax basis	(ii)	1,029,618	1,980,358	994,811
Effect from the retrospective tax rate on bonus depreciation of Braskem America			-	334,460
Taxes on dividends distribution		(454,663)	(265,454)	(131,240)
Exclusion of inflation adjustement by Selic on undue tax payments from taxable income	22.1(a)	39,395	501,382
Other permanent adjustments		(226,570)	(241,229)	(395,053)

Effect of income taxes on results of operations		(867,735)	(3,999,403)	2,668,478

Breakdown of income taxes

Current income taxes
Current year		(1,003,705)	(3,834,437)	(52,830)
Total current expenses		(1,003,705)	(3,834,437)	(52,830)

Deferred income taxes
Origination and reversal of temporary differences		1,192,438	(246,294)	2,677,328
Tax losses		(1,056,468)	81,328	43,980
Total Deferred income taxes		135,970	(164,966)	2,721,308

Total		(867,735)	(3,999,403)	2,668,478

Effective rate	(iii)	1832.8%	22.3%	27.6%

(i)	Includes the amount from the adjustment of interest rates in financial operations with subsidiaries in accordance with sub-capitalization tax rules.
(ii)	Besides the differences on tax basis calculation, it includes the impact from the difference between Brazilian tax rate (34%) and the tax rates in countries where the subsidiaries abroad are located, as follows:

	Income tax rate (%)

	Headquarters (Country)	2022

Braskem Alemanha	Germany	31.09
Braskem America and Braskem America Finance	USA	21.00
Braskem Argentina	Argentina	25.00
Braskem Chile	Chile	27.00
Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc, B&TC and ER Plastics	Netherlands	25.80
Braskem Idesa, Braskem Idesa Serviços, Braskem México
Braskem México Serviços, Braskem México Proyectos and Terminal Química	Mexico	30.00
Braskem India	India	30.00

(iii)	The effects presented in the reconciliation of the effective rate, in relation to the profit before taxes of R$47,344, resulted in an effective rate of 1,832.8%, the main effect is described in Note 22.1(c).

22.2 Deferred income taxes

Deferred income taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax assets are recognized for unused tax losses and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for the Company.

The measurement of deferred taxes reflects the tax consequences that would follow from how the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities. Annually, the Company revises its projection of taxable income based on its Business Plan.

The Business Plan is prepared annually by the Executive Board, and its main variables include projections for the prices of the products produced by the Company, the prices of raw materials, the growth in gross domestic product of each country in which the Company operates, exchange rate variation, interest rates, inflation rates and fluctuations in supply and demand for inputs and finished goods.

In evaluating the plan, the Company uses its historical performance, strategic planning and market projections produced by third party consulting firms, which are reviewed and supplemented based on Management´s experience.

Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves. Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.

Deferred tax assets and liabilities are offset only if certain criteria are met.

(a) Movement in deferred tax balances

Assets		As of December 31, 2020	Impact on the P&L	Other comprehensive income	As of December 31, 2021	Impact on the P&L	Other comprehensive income	As of December 31, 2022

Tax losses (IR) and negative base (CSL)		3,278,184	76,532		3,354,716	(957,184)		2,397,532
Goodwill amortized		6,520	(4,061)		2,459	(364)		2,095
Exchange variations		3,817,615	696,849	(234,402)	4,280,062	611,838	(1,549,020)	3,342,880
Temporary adjustments		4,996,337	(214,060)		4,782,277	(134,745)		4,647,532
Business combination		56,211	(29,327)		26,884	(26,884)		0
Tax credits	(i)	77,032	(77,032)		0	697,662		697,662
Other		45,366	72,523		117,889	(1,197)		116,692
		12,277,265	521,424	(234,402)	12,564,287	189,126	(1,549,020)	11,204,393

Liabilities
Amortization of goodwill based on future profitability		722,222	2,875		725,097	(2,664)		722,433
Tax depreciation		3,737,169	439,781		4,176,950	(125,488)		4,051,462
PIS/COFINS credit - exclusion of ICMS from the calculation basis		0	331,479		331,479	(141,830)		189,649
Temporary adjustments		158,232	(69,239)		88,993	331,322		420,315
Present value adjustments and amortized cost		79,920	74,771		154,691	7,906	261,354	423,951
Amortization of fair value adjustments on the assets from the acquisiton of Braskem Qpar		279,321	(46,888)		232,433	(45,796)		186,637
Other		4,827	(46,389)	46,388	4,826	29,706	(29,706)	4,826
		4,981,691	686,390	46,388	5,714,469	53,156	231,648	5,999,273

Net		7,295,574	(164,966)	(280,790)	6,849,818	135,970	(1,780,668)	5,205,120

Presentation in the balance sheet:
Non-current assets		8,529,972			8,257,252			6,358,601
(-) Non-current liabilities		1,234,398			1,407,434			1,153,481

(i)	Tax credits refer to the income tax paid by subsidiaries abroad, to be used by Braskem S.A. in the coming years.

(b) Offset for the purpose of presentation in the consolidated statement of financial position

		2022			2021

	Headquarters (Country)	Tax calculation	Offsetting	Balance	Tax calculation	Offsetting	Balance

Assets
Braskem S.A.	Brazil	8,356,402	(2,584,962)	5,771,440	8,841,886	(2,496,637)	6,345,249
Braskem Argentina	Argentina	21,339	(16,174)	5,165	3,271	-	3,271
Braskem America	USA	356,598	(356,598)	-	294,328	(294,328)	-
Braskem Alemanha	Germany	23,038	-	23,038	44,417	-	44,417
Braskem Chile	Chile	47		47	92		92
Braskem Holanda	Netherlands	195,042	(39,696)	155,346	-
Braskem Idesa	Mexico	2,078,206	(1,840,669)	237,537	3,282,125	(1,506,541)	1,775,584
Braskem Idesa Serviços	Mexico	-	-	-	26	-	26
Braskem México Serviços	Mexico	13,628		13,628	2,502		2,502
Braskem México	Mexico	86,368		86,368	16,181		16,181
Cetrel	Brazil	39,387	(5,405)	33,982	40,434	(7,586)	32,848
DAC	Brazil	32,617	(2,262)	30,355	39,025	(1,943)	37,082
Terminal Química	Mexico	1,618		1,618
Voqen	Brazil	103	(26)	77
		11,204,393	(5,001,138)	6,358,601	12,564,287	(4,307,035)	8,257,252

Liabilities
Braskem S.A.	Brazil	2,584,962	(2,584,962)	-	2,496,637	(2,496,637)	-
Braskem America	USA	1,493,471	(356,598)	1,136,873	1,701,762	(294,328)	1,407,434
Braskem Argentina	Chile	16,174	(16,174)	-			-
Braskem Holanda	Netherlands	39,696	(39,696)	-			-
Braskem Idesa	Mexico	1,840,669	(1,840,669)	-	1,506,541	(1,506,541)	-
B&TC	Netherlands	16,608		16,608			-
Cetrel	Brazil	5,405	(5,405)	-	7,586	(7,586)	-
DAC	Brazil	2,262	(2,262)	-	1,943	(1,943)	-
Voqen	Brazil	26	(26)	-			-
		5,999,273	(4,845,792)	1,153,481	5,714,469	(4,307,035)	1,407,434